Note 12 - Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€) € in Millions	Jun. 30, 2018		Dec. 31, 2017
Issued in Euros [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	€ 20,478		€ 22,765
Unrealized Gains debt securities available for sale financial assets	869		791
Unrealized losses debt securities available for sale financial assets	(2)		(17)
Subtotal Debt securities, available-for-sale	21,346		23,539
Issued in Euros [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,673		1,951
Unrealized Gains debt securities available for sale financial assets	105		114
Unrealized losses debt securities available for sale financial assets	(2)		0
Subtotal Debt securities, available-for-sale	1,777		2,066
Issued in Euros [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	0		0
Issued in Euros [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	817		891
Unrealized Gains debt securities available for sale financial assets	67		72
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	884		962
Issued in Euros [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	856		1,061
Unrealized Gains debt securities available for sale financial assets	38		43
Unrealized losses debt securities available for sale financial assets	(2)		0
Subtotal Debt securities, available-for-sale	893		1,103
Total domestic [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	22,151		24,716
Unrealized Gains debt securities available for sale financial assets	975		906
Unrealized losses debt securities available for sale financial assets	(3)		(17)
Subtotal Debt securities, available-for-sale	23,122		25,605
Total foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	37,799		40,557
Unrealized Gains debt securities available for sale financial assets	407		661
Unrealized losses debt securities available for sale financial assets	(729)		(572)
Subtotal Debt securities, available-for-sale	37,478		40,647
Mexico [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,966		9,755
Unrealized Gains debt securities available for sale financial assets	17		45
Unrealized losses debt securities available for sale financial assets	(126)		(142)
Subtotal Debt securities, available-for-sale	6,857		9,658
Mexico [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,671		8,101
Unrealized Gains debt securities available for sale financial assets	11		34
Unrealized losses debt securities available for sale financial assets	(111)		(120)
Subtotal Debt securities, available-for-sale	5,572		8,015
Mexico [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,294		1,654
Unrealized Gains debt securities available for sale financial assets	6		11
Unrealized losses debt securities available for sale financial assets	(15)		(22)
Subtotal Debt securities, available-for-sale	1,286		1,643
Mexico [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	0		0
Mexico [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	30		212
Unrealized Gains debt securities available for sale financial assets	0		1
Unrealized losses debt securities available for sale financial assets	(1)		(3)
Subtotal Debt securities, available-for-sale	30		209
Mexico [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,265		1,442
Unrealized Gains debt securities available for sale financial assets	6		10
Unrealized losses debt securities available for sale financial assets	(14)		(19)
Subtotal Debt securities, available-for-sale	1,256		1,434
The United States [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	14,044		12,479
Unrealized Gains debt securities available for sale financial assets	27		36
Unrealized losses debt securities available for sale financial assets	(271)		(198)
Subtotal Debt securities, available-for-sale	13,799		12,317
The United States [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	10,296		8,625
Unrealized Gains debt securities available for sale financial assets	13		8
Unrealized losses debt securities available for sale financial assets	(191)		(133)
Subtotal Debt securities, available-for-sale	10,118		8,500
The United States [Member] | Total State Debt [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,944		3,052
Unrealized Gains debt securities available for sale financial assets	6		0
Unrealized losses debt securities available for sale financial assets	(89)		(34)
Subtotal Debt securities, available-for-sale	5,861		3,018
The United States [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,351		5,573
Unrealized Gains debt securities available for sale financial assets	7		8
Unrealized losses debt securities available for sale financial assets	(102)		(99)
Subtotal Debt securities, available-for-sale	4,256		5,482
The United States [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,748		3,854
Unrealized Gains debt securities available for sale financial assets	14		28
Unrealized losses debt securities available for sale financial assets	(80)		(65)
Subtotal Debt securities, available-for-sale	3,681		3,817
The United States [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	0		0
The United States [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	50		56
Unrealized Gains debt securities available for sale financial assets	1		1
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	51		57
The United States [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,698		3,798
Unrealized Gains debt securities available for sale financial assets	13		26
Unrealized losses debt securities available for sale financial assets	(80)		(65)
Subtotal Debt securities, available-for-sale	3,630		3,759
Turkey [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,582		5,052
Unrealized Gains debt securities available for sale financial assets	33		48
Unrealized losses debt securities available for sale financial assets	(206)		(115)
Subtotal Debt securities, available-for-sale	4,409		4,985
Turkey [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,211		5,033
Unrealized Gains debt securities available for sale financial assets	32		48
Unrealized losses debt securities available for sale financial assets	(191)		(114)
Subtotal Debt securities, available-for-sale	4,052		4,967
Turkey [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	371		19
Unrealized Gains debt securities available for sale financial assets	1		1
Unrealized losses debt securities available for sale financial assets	(15)		(1)
Subtotal Debt securities, available-for-sale	357		19
Turkey [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	0		0
Turkey [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	349		19
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	(15)		(1)
Subtotal Debt securities, available-for-sale	334		19
Turkey [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	22		0
Unrealized Gains debt securities available for sale financial assets	1		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	23		0
Other countries [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	12,208		13,271
Unrealized Gains debt securities available for sale financial assets	331		533
Unrealized losses debt securities available for sale financial assets	(126)		(117)
Subtotal Debt securities, available-for-sale	12,413		13,687
Other countries [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,479		6,774
Unrealized Gains debt securities available for sale financial assets	165		325
Unrealized losses debt securities available for sale financial assets	(82)		(77)
Subtotal Debt securities, available-for-sale	6,562		7,022
Other countries [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,729		6,497
Unrealized Gains debt securities available for sale financial assets	166		208
Unrealized losses debt securities available for sale financial assets	(43)		(40)
Subtotal Debt securities, available-for-sale	5,852		6,664
Other countries [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	947		1,330
Unrealized Gains debt securities available for sale financial assets	2		2
Unrealized losses debt securities available for sale financial assets	(2)		(1)
Subtotal Debt securities, available-for-sale	946		1,331
Other countries [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,992		2,535
Unrealized Gains debt securities available for sale financial assets	120		139
Unrealized losses debt securities available for sale financial assets	(23)		(19)
Subtotal Debt securities, available-for-sale	2,089		2,654
Other countries [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,790		2,632
Unrealized Gains debt securities available for sale financial assets	44		66
Unrealized losses debt securities available for sale financial assets	(18)		(19)
Subtotal Debt securities, available-for-sale	2,816		2,679
Total Domestic Foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	59,951	[1]	65,273	[2]
Unrealized Gains debt securities available for sale financial assets	1,382		1,567
Unrealized losses debt securities available for sale financial assets	(732)		(589)
Subtotal Debt securities, available-for-sale	€ 60,600		€ 66,251

[1]	(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.
[2]	(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.